INCOME TAXES - Summary of Income (Loss) before Income Tax (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Schedule of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	$ 315,283	$ 75,096	$ (59,777)
Macau Complementary Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	562,140	334,409	277,764
Hong Kong Profits Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	(26,111)	(10,511)	(54,778)
Philippine Corporate Income Tax [Member]
Schedule of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	36,035	(18,226)	(189,269)
Income Tax in Other Jurisdictions [Member]
Schedule of Income Taxes [Line Items]
INCOME (LOSS) BEFORE INCOME TAX	$ (256,781)	$ (230,576)	$ (93,494)